Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio

May 31, 2021

BAM-QTLY-0721
1.802182.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Communications Equipment - 0.3%
Communications Equipment - 0.3%
EchoStar Holding Corp. Class A (a)(b)	121,900	$3,229,131
Consumer Finance - 0.6%
Consumer Finance - 0.6%
LendingTree, Inc. (a)(b)	33,300	6,834,825
Diversified Telecommunication Services - 6.9%
Alternative Carriers - 3.4%
Liberty Global PLC Class C (a)	864,800	23,539,856
Liberty Latin America Ltd. Class C (a)	759,386	10,919,971
Vonage Holdings Corp. (a)	422,400	5,820,672
		40,280,499
Integrated Telecommunication Services - 3.5%
AT&T, Inc.	1,391,500	40,951,845

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		81,232,344

Entertainment - 20.1%
Interactive Home Entertainment - 8.5%
Activision Blizzard, Inc.	498,300	48,459,675
Electronic Arts, Inc.	65,500	9,361,915
Motorsport Games, Inc. Class A (b)	4,300	69,832
Roblox Corp. (a)(b)	12,500	1,172,125
Skillz, Inc. (a)(b)	26,600	451,934
Take-Two Interactive Software, Inc. (a)	154,300	28,631,908
Zynga, Inc. (a)	1,157,000	12,541,880
		100,689,269
Movies & Entertainment - 11.6%
Cinemark Holdings, Inc. (a)(b)	239,300	5,422,538
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	672,060
Class B (a)	416,434	7,237,623
Marcus Corp. (a)(b)	256,300	5,410,493
Netflix, Inc. (a)	65,900	33,135,179
The Walt Disney Co. (a)	319,171	57,019,899
Warner Music Group Corp. Class A	372,700	13,376,203
World Wrestling Entertainment, Inc. Class A (b)	255,300	14,255,952
		136,529,947

TOTAL ENTERTAINMENT		237,219,216

Equity Real Estate Investment Trusts (REITs) - 1.4%
Specialized REITs - 1.4%
Lamar Advertising Co. Class A	63,100	6,614,142
Outfront Media, Inc. (a)	402,463	9,634,964
		16,249,106
Interactive Media & Services - 49.0%
Interactive Media & Services - 49.0%
Alphabet, Inc. Class A (a)	113,100	266,559,736
ANGI Homeservices, Inc. Class A (a)(b)	694,500	9,848,010
Facebook, Inc. Class A (a)	740,900	243,556,057
IAC (a)(b)	17,700	2,822,619
Match Group, Inc. (a)	60,570	8,684,527
Snap, Inc. Class A (a)	543,900	33,787,068
Twitter, Inc. (a)	113,100	6,559,800
Vimeo, Inc. (a)	28,735	1,206,870
Zillow Group, Inc. Class A (a)	54,200	6,411,318
		579,436,005
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Coupang, Inc. Class A (a)(b)	8,200	334,478
Doordash, Inc. (b)	2,400	360,672
		695,150
Media - 12.4%
Advertising - 0.2%
S4 Capital PLC (a)	117,000	923,185
TechTarget, Inc. (a)	12,100	850,751
		1,773,936
Broadcasting - 2.6%
Endeavor Group Holdings, Inc. (a)(b)	8,400	249,060
Fox Corp. Class A	54,400	2,031,840
Liberty Media Corp.:
Liberty Media Class A (a)	305,262	12,222,690
Liberty SiriusXM Series A (a)	357,900	15,625,914
Liberty SiriusXM Series C (a)	24,070	1,047,286
		31,176,790
Cable & Satellite - 9.6%
Altice U.S.A., Inc. Class A (a)	96,000	3,461,760
Comcast Corp. Class A	1,281,700	73,492,678
DISH Network Corp. Class A (a)	171,339	7,456,673
Liberty Broadband Corp. Class A (a)	180,223	29,206,939
		113,618,050

TOTAL MEDIA		146,568,776

Road & Rail - 2.1%
Trucking - 2.1%
Lyft, Inc. (a)	433,200	24,731,388
Software - 0.5%
Application Software - 0.5%
Unity Software, Inc. (b)	64,000	6,045,440
Viant Technology, Inc.	1,200	35,028
		6,080,468
Wireless Telecommunication Services - 4.5%
Wireless Telecommunication Services - 4.5%
Millicom International Cellular SA (a)(b)	153,500	6,861,450
T-Mobile U.S., Inc.	331,150	46,841,168
		53,702,618
TOTAL COMMON STOCKS
(Cost $715,748,736)		1,155,979,027

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.03% (c)	16,234,989	16,238,236
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	35,475,222	35,478,769
TOTAL MONEY MARKET FUNDS
(Cost $51,717,005)		51,717,005
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $767,465,741)		1,207,696,032
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(26,015,170)
NET ASSETS - 100%		$1,181,680,862

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,052
Fidelity Securities Lending Cash Central Fund	7,772
Total	$9,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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